Summary of Stock Option and Restricted Stock Units Activity (Detail) - The 2005 Plan and The 2015 Plan - Employee Stock Options And Restricted Stock Units [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning date	17,387	18,751	19,862
Restricted stock units granted	(1,622)	(1,391)	(1,446)
Option and restricted stock units forfeited	22	27	335
Available for grant at ending balance	15,787	17,387	18,751